JAPAN SMALLER CAPITALIZATION FUND, INC.
SCHEDULE OF INVESTMENTS
May 31, 2023 (unaudited)

	Shares	Fair Value
COMMON STOCKS — 98.1%
JAPAN — 98.1%

Banks — 6.0%
Daishi Hokuetsu Financial Group, Inc.	64,100	$1,372,736
Okinawa Financial Group, Inc.	158,900	2,411,829
Rakuten Bank, Ltd. (a)	193,600	2,561,854
The Akita Bank, Ltd.	195,400	2,272,597
The Keiyo Bank, Ltd.	376,600	1,365,732
The Musashino Bank, Ltd.	89,200	1,392,185
The Nanto Bank, Ltd.	26,600	450,167
The Taiko Bank, Ltd.	284,700	2,087,318
The Yamanashi Chuo Bank, Ltd.	29,900	239,961
		14,154,379

Chemicals — 15.2%
Adeka Corporation	103,600	1,814,047
Aica Kogyo Company, Limited	56,400	1,192,103
C.I. Takiron Corporation	327,400	1,217,753
Fujikura Kasei Co., Ltd.	1,608,900	4,775,891
Fuso Chemical Co., Ltd.	107,600	2,982,368
Moriroku Holdings Company, Ltd.	38,700	530,930
Nichireki Co., Ltd.	146,800	1,764,057
Nippon Soda Co., Ltd.	96,900	3,188,298
Riken Technos Corporation	115,400	487,007
Sakai Chemical Industry Co., Ltd.	169,500	2,148,378
Sakata Inx Corporation	798,300	6,509,510
Sekisui Jushi Corporation	372,200	5,343,195
Shikoku Chemicals Corporation	246,100	2,545,407
Soken Chemical & Engineering Co., Ltd.	42,500	535,639
Yushiro Chemical Industry Co., Ltd.	89,000	602,225
		35,636,808

Construction — 10.3%
Dai-Dan Co., Ltd.	27,300	480,172
EXEO Group, Inc.	300,100	5,701,267
Fudo Tetra Corporation	9,900	125,056
Kandenko Co., Ltd.	727,300	5,243,864
MIRAIT ONE Corporation	214,400	2,669,936
The Nippon Road Co., Ltd.	11,400	680,062
Toenec Corporation	82,700	2,043,765
Totetsu Kogyo Co., Ltd.	174,200	3,163,648
Yondenko Corporation	120,600	1,759,765
Yurtec Corporation	399,800	2,307,776
		24,175,311

Electric Appliances — 2.5%
I-PEX Inc.	61,000	573,327
Mabuchi Motor Co., Ltd.	69,400	1,878,896
Meiko Electronics Co., Ltd.	109,100	1,911,133
Nisshinbo Holdings Inc.	79,600	584,737
Shindengen Electric Manufacturing Co., Ltd.	46,800	1,087,944
		6,036,037

Financing Business — 2.8%
Credit Saison Co., Ltd.	176,400	2,417,527
Mizuho Leasing Company, Limited	69,000	2,063,016
Ricoh Leasing Company, Ltd.	77,000	2,098,423
		6,578,966

Food — 4.2%
Nichirei Corporation	239,400	5,113,182
S Foods, Inc.	215,200	4,725,611
		9,838,793

Glass and Ceramics Products — 1.2%
Asia Pile Holdings Corporation	292,800	1,246,136
Nichiha Corporation	73,300	1,494,784
		2,740,920

Information and Communication — 3.7%
Future Corporation	142,400	1,744,796
OBIC Co., Ltd.	6,800	1,098,759
Okinawa Cellular Telephone Company	21,600	448,362
Otsuka Corporation	139,900	5,263,574
		8,555,491

Iron and Steel — 2.9%
Kyoei Steel Ltd.	260,700	3,434,851
Godo Steel, Ltd.	1,522,700	3,267,480
		6,702,331

Machinery — 4.2%
Miura Co., Ltd.	98,200	2,605,930
Nitto Kohki Co., Ltd.	395,400	5,608,370
Sodick Co., Ltd.	164,000	823,490
TPR Co., Ltd.	72,200	729,204
		9,766,994

Metal Products — 1.6%
Maruzen Co., Ltd.	86,500	1,304,260
Rinnai Corporation	88,600	1,876,504
Topre Corporation	52,900	532,008
		3,712,772

Other Products — 4.4%
Kawai Musical Instruments Manufacturing Co., Ltd.	21,000	477,665
Komatsu Wall Industry Co., Ltd.	54,700	933,153
Nishikawa Rubber Co., Ltd.	287,900	2,382,606
Pigeon Corporation	119,200	1,690,738
Snow Peak, Inc.	71,900	964,804
The Pack Corporation	179,100	3,765,065
		10,214,031

Pharmaceutical — 2.3%
Nippon Shinyaku Co., Ltd.	52,300	2,386,710
Santen Pharmaceutical Co., Ltd.	335,500	3,040,510
		5,427,220

Precision Instruments — 1.0%
Nakanishi Inc.	109,500	2,302,707
		2,302,707

Retail Trade — 9.6%
ASKUL Corporation	95,700	1,236,252
Cosmos Pharmaceutical Corporation	4,800	455,263
Create SD Holdings Co., Ltd.	231,800	5,570,960
Izumi Co., Ltd.	107,500	2,460,570
JM Holdings Co., Ltd.	431,000	5,983,842
PAL GROUP Holdings Co., Ltd.	31,500	751,422
Seria Co., Ltd.	287,500	4,661,940
Yossix Holdings Co., Ltd.	90,600	1,434,773
		22,555,022

Services — 3.6%
Kanamoto Co., Ltd.	147,600	2,298,381
Nippon Koei Co., Ltd.	21,600	573,198
Nishio Rent All Co., Ltd.	167,100	3,812,804
Step Co., Ltd.	147,100	1,867,619
		8,552,002

Transportation and Warehousing — 1.4%
SG Holdings Co., Ltd.	15,700	229,989
Trancom Co., Ltd.	65,700	3,106,305
		3,336,294

Transportation Equipment — 7.3%
Hi-Lex Corporation	442,700	3,575,039
Kyokuto Kaihatsu Kogyo Co., Ltd.	206,400	2,353,289
Morita Holdings Corporation	279,400	2,885,831
Nichirin Co., Ltd.	80,000	1,384,786
Nippon Seiki Co., Ltd.	414,000	2,543,729
NOK Corporation	240,900	3,187,762
Tokai Rika Co., Ltd.	90,400	1,225,335
		17,155,771

Utilities — 5.0%
Kyushu Electric Power Company	664,200	4,147,538
Shikoku Electric Power Company	1,008,300	6,945,337
The Okinawa Electric Power Company	70,890	591,743
		11,684,618

Wholesale Trade — 8.9%
Central Automotive Products, Ltd.	68,900	1,547,484
Kanaden Corporation	379,500	3,227,535
Kohsoku Corporation	166,600	2,257,004
Macnica Holdings, Inc.	94,900	3,455,105
Nagase & Co., Ltd.	85,300	1,386,838
Paltac Corporation	98,400	3,459,361
Ryoden Corporation	280,800	3,806,130
Sugimoto & Co., Ltd.	128,900	1,789,599
		20,929,056

TOTAL INVESTMENTS — 98.1% (cost $258,170,051)		$230,055,523
TOTAL FOREIGN CURRENCY — 0.9% (cost $2,000,144) (b)		$2,003,155
TOTAL INVESTMENTS AND FOREIGN CURRENCY — 99.0% (cost $260,170,195)		$232,058,678
TOTAL OTHER ASSETS AND LIABILITIES — 1.0%		2,279,557
TOTAL NET ASSETS — 100.0%		$234,338,235

(a) Non-income producing security.
(b) Japanese Yen - Interest bearing account.

Notes to Schedule of Investments (Unaudited)

Valuation of Securities

Investments traded in the over-the-counter market are fair valued at the last reported sales price as of the close of business on the day the securities are being valued or, if none is available, at the mean of the bid and offer price at the close of business on such day or, if none is available, the last reported sales price. Portfolio securities which are traded on stock exchanges are fair valued at the last sales price on the principal market on which securities are traded or, lacking any sales, at the last available bid price. Securities and other assets, including futures contracts and related options, that cannot be fair valued using one of the previously mentioned methods are stated at fair value as determined in good faith by or under the direction of the Board of Directors of the Fund.

Fair Value Measurements

Fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date.

The three-tier hierarchy of inputs is summarized below.

• Level 1—quoted prices in active markets for identical investments

• Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

• Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

At May 31, 2023, all of the Fund’s investments were determined to be Level 1 securities.

During the quarter ended May 31, 2023, the Fund did not hold any instrument which used significant unobservable inputs (Level 3) in determining fair value.